Statements of Stockholders’ Equity (USD $)	Common Stock Issued Pursuant to Joint Venture [Member] Common Stock [Member]	Common Stock Issued Pursuant to Joint Venture [Member] Additional Paid-in Capital [Member]	Common Stock Issued Pursuant to Joint Venture [Member]	Warrants Granted Pursuant to Joint Venture [Member] Additional Paid-in Capital [Member]	Warrants Granted Pursuant to Joint Venture [Member]	Exercises by Third-parties for Services [Member] Common Stock [Member]	Exercises by Third-parties for Services [Member] Additional Paid-in Capital [Member]	Exercises by Third-parties for Services [Member]	Exercises by Third Parties for Cash [Member] Common Stock [Member]	Exercises by Third Parties for Cash [Member] Additional Paid-in Capital [Member]	Exercises by Third Parties for Cash [Member] Receivables from Stockholder [Member]	Exercises by Third Parties for Cash [Member]	Common Stock Issued for Services [Member] Common Stock [Member]	Common Stock Issued for Services [Member] Additional Paid-in Capital [Member]	Common Stock Issued for Services [Member]	Preferred Stock [Member] Preferred Stock Issued for Services [Member]	Preferred Stock [Member]	Common Stock [Member] Common Stock Issued for Services [Member]	Common Stock [Member] Third-Party Investors [Member]	Common Stock [Member] Services Rendered by Third Parties [Member]	Common Stock [Member] Exercises by Third Parties for Cash [Member]	Common Stock [Member] Exercises by Third-parties for Services [Member]	Common Stock [Member] Stock Issued for Services [Member]	Common Stock [Member] Warrant [Member]	Common Stock [Member] Cerro Mining [Member]	Common Stock [Member] Maxxon-OK, Founders [Member]	Common Stock [Member] Maxxon-OK, Third-Party [Member]	Common Stock [Member] Ives, Health Company [Member]	Common Stock [Member] Ives, Health Club [Member]	Common Stock [Member] Ives, Debt [Member]	Common Stock [Member] Clear Image Acquisition Corp [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Common Stock Issued for Services [Member]	Additional Paid-in Capital [Member] Preferred Stock Issued for Services [Member]	Additional Paid-in Capital [Member] Third-Party Investors [Member]	Additional Paid-in Capital [Member] Services Rendered by Third Parties [Member]	Additional Paid-in Capital [Member] Exercises by Third Parties for Cash [Member]	Additional Paid-in Capital [Member] Exercises by Third-parties for Services [Member]	Additional Paid-in Capital [Member] Services Contributed by Officer and Employees [Member]	Additional Paid-in Capital [Member] Options Granted to Non-employees [Member]	Additional Paid-in Capital [Member] Stock Issued for Services [Member]	Additional Paid-in Capital [Member] Warrant [Member]	Additional Paid-in Capital [Member] Cerro Mining [Member]	Additional Paid-in Capital [Member] Maxxon-OK, Founders [Member]	Additional Paid-in Capital [Member] Maxxon-OK, Third-Party [Member]	Additional Paid-in Capital [Member] Ives, Health Company [Member]	Additional Paid-in Capital [Member] Ives, Health Club [Member]	Additional Paid-in Capital [Member] Ives, Debt [Member]	Additional Paid-in Capital [Member] Clear Image Acquisition Corp [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit during Development Stage [Member]	Receivables from Stockholder [Member]	Treasury Stock [Member]	Common Stock Issued for Services [Member]	Preferred Stock Issued for Services [Member]	Third-Party Investors [Member]	Services Rendered by Third Parties [Member]	Exercises by Third Parties for Cash [Member]	Exercises by Third-parties for Services [Member]	Services Contributed by Officer and Employees [Member]	Options Granted to Non-employees [Member]	Stock Issued for Services [Member]	Warrant [Member]	Cerro Mining [Member]	Maxxon-OK, Founders [Member]	Maxxon-OK, Third-Party [Member]	Ives, Health Company [Member]	Ives, Health Club [Member]	Ives, Debt [Member]	Clear Image Acquisition Corp [Member]	Total
Balance, amount at Aug. 15, 1996
Business Acquisition, amount																									$ 27	$ 350	$ 29	$ 16	$ 2														$ 273	$ 6,650	$ 574,448	$ 311,246	$ 34,998																	$ 300	$ 7,000	$ 574,477	$ 311,262	$ 35,000
Business Acquisition, Shares (in Shares)																									26,550	350,000	28,900	15,562	1,750
Convertible Debt																														1		3																26,999		128,997																			27,000		129,000
Convertible Debt, Shares (in Shares)																														926		3,225
Subscriptions																																2																		69,798		(69,800)
Subscriptions, Shares (in Shares)																																2,638
Issued for Services																				4																173,423																					173,427
Issued for Services, Shares (in Shares)																				4,525
Debentures																																5																		74,995																					75,000
Debentures, Shares (in Shares)																																5,134
Net Income																																																			(795,376)																				(795,376)
Issued for Cash																			11																353,709																					353,720
Issued for Cash, shares (in Shares)																			10,928
Balance, amount at Dec. 31, 1997																																450																		1,755,536	(795,376)	(69,800)																			890,810
Balance, shares (in Shares) at Dec. 31, 1997																																450,138
Convertible Debt																																2																		54,998																					55,000
Convertible Debt, Shares (in Shares)																																2,241
Subscriptions																																																				69,800																			69,800
Issued for Services																				49																574,499			114,154																		574,548			114,154
Issued for Services, Shares (in Shares)																				49,400
Compensation Cost																																								918,187																					918,187
Debentures																																27																		274,973																					275,000
Debentures, Shares (in Shares)																																27,429
Net Income																																																			(2,584,383)																				(2,584,383)
Issued for Cash																			3													18			90,997															332						91,000															350
Issued for Cash, shares (in Shares)																			2,500													17,500
Certificates canceled																																(4)																		(40,261)																					(40,265)
Certificates canceled (in Shares)																																(4,579)
Exercises of Options																					27	1															359,873	18,099																				359,900	18,100
Exercises of Options, Shares (in Shares)																					27,293	1,207
Balance, amount at Dec. 31, 1998																																573																		4,121,387	(3,379,759)																				742,201
Balance, shares (in Shares) at Dec. 31, 1998																																573,129
Issued for Services																				8																166,735			280,000																		166,743			280,000
Issued for Services, Shares (in Shares)																				8,203
Compensation Cost																																								89,728																					89,728
Net Income																																																			(1,014,555)																				(1,014,555)
Issued for Cash																			20																342,404																					342,424
Issued for Cash, shares (in Shares)																			19,535
Issuance Cost																																																		(16,743)																					(16,743)
Exercises of Options																					15																149,985																					150,000
Exercises of Options, Shares (in Shares)																					15,000
Balance, amount at Dec. 31, 1999																																616																		5,133,496	(4,394,314)																				739,798
Balance, shares (in Shares) at Dec. 31, 1999																																615,867
Issued for Services																																																		405,000																					405,000
Net Income																																																			(1,347,859)																				(1,347,859)
Issued for Cash																			43																250,345																					250,388
Issued for Cash, shares (in Shares)																			43,139
Balance, amount at Dec. 31, 2000																																659																		5,788,841	(5,742,173)																				47,327
Balance, shares (in Shares) at Dec. 31, 2000																																659,006
Convertible Debt																																3																		7,497																					7,500
Convertible Debt, Shares (in Shares)																																2,500
Issued for Services																				23			10													422,427					1,487,690																422,450					1,487,700
Issued for Services, Shares (in Shares)																				22,500			10,000
Amortization of Compensation Cost																																																		(1,048,754)																					(1,048,754)
Net Income																																																			(2,199,085)																				(2,199,085)
Issued for Cash																			328													183			1,604,372															547,317		(547,500)				1,604,700
Issued for Cash, shares (in Shares)																			327,917													182,500
Issuance Cost																																																		(85,575)																					(85,575)
Balance, amount at Dec. 31, 2001																																1,206																		8,723,815	(7,941,258)	(547,500)																			236,263
Balance, shares (in Shares) at Dec. 31, 2001																																1,204,423
Compensation Cost																							60																		324,440																					324,500
Compensation Cost, Shares (in Shares)																							60,000
Net Income																																																			(1,933,676)																				(1,933,676)
Issued for Cash																			181																362,319																					362,500
Issued for Cash, shares (in Shares)																			181,250
Issuance Cost																																																		759,795																					759,795
Exercises of Options																																100																		(100)
Exercises of Options, Shares (in Shares)																																100,341
Issued for repayment of debt																																																				102,803																			102,803
Balance, amount at Dec. 31, 2002																																1,547																		10,170,269	(9,874,934)	(444,697)																			(147,815)
Balance, shares (in Shares) at Dec. 31, 2002																																1,546,014
Convertible Debt																																																				69,201																			69,201
Amortization of Compensation Cost																																																		288,959																					288,959
Compensation Cost																																350																		139,650																					140,000
Compensation Cost, Shares (in Shares)																																350,000
Net Income																																																			(1,391,518)																				(1,391,518)
Issuance Cost																																200																		79,800																					80,000
Issuance Cost, Shares (in Shares)																																200,000
Exercises of Options																																57																		140,643																					140,700
Exercises of Options, Shares (in Shares)																																57,000
Balance, amount at Dec. 31, 2003																																2,154																		10,819,321	(11,266,452)	(375,496)																			(820,473)
Balance, shares (in Shares) at Dec. 31, 2003																																2,153,014
Convertible Debt																																																				18,750																			18,750
Issued for Services																							1,643																		912,357																					914,000
Issued for Services, Shares (in Shares)																							1,642,500
Net Income																																																			(1,552,008)																				(1,552,008)
Issued for Cash																			5																4,995																					5,000
Issued for Cash, shares (in Shares)																			5,000
Exercises of Options																																293																		253,807																					254,100
Exercises of Options, Shares (in Shares)																																293,300
Exercise of Warrants																																73																		73,027		(1,000)																			72,100
Exercise of Warrants, Shares (in Shares)																																73,100
Balance, amount at Dec. 31, 2004																																4,168																		12,063,507	(12,818,460)	(357,746)																			(1,108,531)
Balance, shares (in Shares) at Dec. 31, 2004																																4,166,914
Business Acquisition, amount	292	137,541	137,833	499,733	499,733
Business Acquisition, Shares (in Shares)	291,667
Subscriptions																																260																		33,740		(34,000)
Subscriptions, Shares (in Shares)																																260,000
Issued for Services																							1,063																		475,437																					476,500
Issued for Services, Shares (in Shares)																							1,062,500
Compensation Cost																																																		130,900																					130,900
Reclassification of receivables against amounts owed																																																				357,746																			357,746
Net Income																																																			(1,310,783)																				(1,310,783)
Issued for Cash																			652																290,048																					290,700
Issued for Cash, shares (in Shares)																			651,959
Exercises of Options																																90																		44,910																					45,000
Exercises of Options, Shares (in Shares)																																90,000
Balance, amount at Dec. 31, 2005																																6,525																		13,675,816	(14,129,243)	(34,000)																			(480,902)
Balance, shares (in Shares) at Dec. 31, 2005																																6,523,040
Subscriptions																																																				34,000																			34,000
Issued for Services																1,000		275															107,225	19,000																				107,500	20,000
Issued for Services, Shares (in Shares)																1,000,000		275,000
Capital contributed by shareholder																																																		3,000																					3,000
Compensation Cost																																																		50,000																					50,000
Debentures																																																		(625,066)																					(625,066)
Treasury Stock																																(25)																		(12,475)																					(12,500)
Treasury Stock, shares (in Shares)																																(25,000)
Net Income																																																			(598,302)																				(598,302)
Exercises of Options						50	950	1,000	150	74,850		75,000
Exercises of Options, Shares (in Shares)						50,000			150,000
Exercise of Warrants																																300																		5,700																					6,000
Exercise of Warrants, Shares (in Shares)																																300,000
Balance, amount at Dec. 31, 2006																	1,000															7,275																		13,299,000	(14,727,545)																				(1,420,270)
Balance, shares (in Shares) at Dec. 31, 2006																	1,000,000															7,273,040
Business Acquisition, amount																															8,274																		3,301,241																					3,309,515
Business Acquisition, Shares (in Shares)																															8,273,788
Issued for Services																							1,225																		388,775																					390,000
Issued for Services, Shares (in Shares)																							1,225,000
Issuance of restricted stock																																40																		9,960																					10,000
Issuance of restricted stock (in Shares)																																40,000
Compensation Cost																																																		223,246																					223,246
Net Income																																																			(4,475,017)																				(4,475,017)
Issued for Cash																																845																		299,155																					300,000
Issued for Cash, shares (in Shares)																																845,000
Exercises of Options									125	9,875		10,000
Exercises of Options, Shares (in Shares)									125,000
Exercise of Warrants																								346																		6,568																					6,914
Exercise of Warrants, Shares (in Shares)																								345,662
Balance, amount at Dec. 31, 2007																	1,000															18,130																		17,537,820	(19,202,562)																				(1,645,612)
Balance, shares (in Shares) at Dec. 31, 2007																	1,000,000															18,127,490
Business Acquisition, amount																															43																		12,164																					12,207
Business Acquisition, Shares (in Shares)																															43,600
Convertible Debt																																271																		132,759																					133,030
Convertible Debt, Shares (in Shares)																																271,491
Issued for Services						1,419	258,501	259,920
Issued for Services, Shares (in Shares)						1,419,704
Compensation Cost																																																		342,801																					342,801
Acquired deficit of former Minority interest now Owned 100%																																																		(209,776)																					(209,776)
Net Income																																																			(1,335,154)																				(1,335,154)
Issued for Cash																																4,722																		300,101																					304,823
Issued for Cash, shares (in Shares)																																4,720,978
Exercises of Options									2,300	395,317		397,617
Exercises of Options, Shares (in Shares)									2,300,000
Balance, amount at Dec. 31, 2008																	1,000															26,885																		18,769,687	(20,537,716)																				(1,740,144)
Balance, shares (in Shares) at Dec. 31, 2008																	1,000,000															26,883,193
Convertible Debt																																667																		306,074																					306,741
Convertible Debt, Shares (in Shares)																																667,000
Issued for Services																500																		249,500																					250,000
Issued for Services, Shares (in Shares)																500,000
Compensation Cost																																																		1,452,231																					1,452,231
Acquired deficit of former Minority interest now Owned 100%																																																		(17,998)																					(17,998)
Net Income																																																			(2,463,751)																				(2,463,751)
Issued for Cash																																5,946																		1,396,188																					1,402,134
Issued for Cash, shares (in Shares)																																5,946,446
Exercises of Options									171	13,529		13,700	1,530	346,770	348,300
Exercises of Options, Shares (in Shares)									171,250				1,530,000
Balance, amount at Dec. 31, 2009																	1,500															35,199																		22,515,981	(23,001,467)																				(448,787)
Balance, shares (in Shares) at Dec. 31, 2009																	1,500,000															35,197,959
Convertible Debt																																400																		530,356																					530,756
Convertible Debt, Shares (in Shares)																																399,441
Issued for Services																		2,194															558,578																					560,772
Issued for Services, Shares (in Shares)																		2,194,891
Treasury Stock																																																					(969)																		(969)
Net Income																																																			(3,231,425)																				(3,231,425)
Issued for Cash																																4,810																		1,525,181																					1,529,991
Issued for Cash, shares (in Shares)																																4,810,287
Exercises of Options									150	37,350		37,500
Exercises of Options, Shares (in Shares)									150,000
Exercise of Warrants																																117																		58,583																					58,700
Exercise of Warrants, Shares (in Shares)																																117,400
Balance, amount at Dec. 31, 2010																	1,500															42,870																		25,226,029	(26,232,892)		(969)																		(963,462)
Balance, shares (in Shares) at Dec. 31, 2010																	1,500,000															42,869,978
Business Acquisition, amount																																656																		201,915																					202,571
Business Acquisition, Shares (in Shares)																																656,015
Convertible Debt																																3,191																		959,105																					962,296
Convertible Debt, Shares (in Shares)																																3,191,367																																							3,021,738
From convertible debt beneficial conversion feature																																																		94,624																					94,624
Issued for Services																		1,514															479,586																					481,100																	481,100
Issued for Services, Shares (in Shares)																		1,513,874																																																					1,513,874
Compensation Cost																																																																							1,065,458
Treasury Stock																																(169)																					969																		800
Treasury Stock, shares (in Shares)																																(169,628)
Issuance of unexercised options																																																		863,426																					863,426
Net Income																																																			(4,541,518)																				(4,541,518)
Exercises of Options									6,668	1,672,752	(25,000)	1,654,420																																																											1,654,420
Exercises of Options, Shares (in Shares)									6,668,000																																																														6,668,000
Preferred stock forfeited																	(500)																																	500																					500
Preferred stock forfeited (in Shares)																	500,000
Balance, amount at Dec. 31, 2011																	1,000															54,730																		29,497,937	(30,774,410)	(25,000)																			(1,245,743)
Balance, shares (in Shares) at Dec. 31, 2011																	1,000,000															54,729,606
Issuance of common stock from the exercise of options and warrants for cash																																1,235																		303,040		(46,000)																			258,275
Issuance of common stock from the exercise of options and warrants for cash (in Shares)																																1,235,000
Convertible Debt																																13,669																		2,305,103																					2,318,772
Convertible Debt, Shares (in Shares)																																13,669,072																																							13,669,072
Common stock issued for indemnification settlement																																400																		140,160																					140,560
Common stock issued for indemnification settlement (in Shares)																																400,000
From convertible debt beneficial conversion feature																																																		237,774																					237,774
Issued for Services																		2,751															513,360																					516,111
Issued for Services, Shares (in Shares)																		2,751,229																																																					2,751,229
Options issued for services																																																		974,961																					974,961
Warrants issued with convertible notes payable																																																		347,097																					347,097
Compensation Cost																																																																							1,491,072
Net Income																																																			(7,164,311)																				(7,164,311)
Exercises of Options, Shares (in Shares)																																																																							575,000
Balance, amount at Dec. 31, 2012																	$ 1,000															$ 72,785																		$ 34,319,432	$ (37,938,721)	$ (71,000)																			$ (3,616,504)
Balance, shares (in Shares) at Dec. 31, 2012																	1,000,000															72,784,907